Consolidated Statement of Stockholders' Equity (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payments of stock issuance costs		$ 686,822	$ 1,073,311
Common Stock [Member]
Offering costs	$ 547,837